Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Components of Deferred Tax Provision [Line Items]
Notes and accounts receivable	$ 44	$ 44
Stock-based compensation	771	1,146
Allowance for sales return	154	205
Inventory reserve	1,311	1,646
Foreign currency translation	(5)	2
Property and equipment	168	383
Investment tax credits	9,078	8,647
Net operating loss carryforwards	10,391	12,335
Others	562	411
Valuation allowance	(19,072)	(20,836)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 3,402	$ 3,983